Contingencies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Guarantees [Abstract]
Retirement of term loan	$ 77,500
Performance Bonds [Abstract]
Total outstanding amount on performance bonds	29,211	11,156
Initial term of lease	20
Lease expense	1,169	1,967	1,718
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	775
2014	783
2015	790
2016	806
2017	807
Thereafter	28,411
Total lease payments due	32,372
Minimum [Member]
Guarantees [Abstract]
Number of one-year extension options available	1
Performance Bonds [Abstract]
Term of renewal option	5
Maximum [Member]
Performance Bonds [Abstract]
Term of renewal option	10
Promenade Diberville LLC [Member]
Guarantor Obligations [Line Items]
Retainage allegedly owed under the construction contract	327
CW Joint Venture [Member]
Guarantor Obligations [Line Items]
Annual preferred distribution (in hundredths)	5.00%
Annual preferred distribution rate increase (in hundredths)	6.00%
Decrease in Preferred Liquidation Value on Early Redemption	10,000
Annual preferred distribution rate decrease (in hundredths)	6.00%
Annual preferred distribution rate on PJV units increase (in hundredths)	9.00%
Fair value of Company's common stock, minimum (in dollars per share)	$ 32.00
CW Joint Venture [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Excess added to aggregate preferred liquidation value on PJV units, maximum	26,000
Lee Summit [Member]
Guarantees [Abstract]
Guaranteed percentage of the third party's construction loan and bond line of credit (the loans) (in hundredths)	27.00%
Initial maximum guaranteed amount of third party's construction loan	15,183
Retirement of term loan	10,357
Repayments of Long-term Debt	1,000
Total amount outstanding on the loans	49,345
Guaranteed amount of the outstanding loan	13,323
Estimated fair value of guaranty	192
West Melbourne I LLC [Member]
Guarantees [Abstract]
Guaranteed percentage of the third party's construction loan and bond line of credit (the loans) (in hundredths)	100.00%
Initial maximum guaranteed amount of third party's construction loan		45,352
Percentage of interest owned in unconsolidated affiliate (in hundredths)	50.00%
Total amount outstanding on the loans	45,352
Estimated fair value of guaranty	478
Construction loan	42,431
Land loan	2,921
Port Orange I LLC [Member]
Guarantees [Abstract]
Guaranteed percentage of the third party's construction loan and bond line of credit (the loans) (in hundredths)	100.00%
Initial maximum guaranteed amount of third party's construction loan	63,030
Percentage of interest owned in unconsolidated affiliate (in hundredths)	50.00%
Total amount outstanding on the loans	63,030
Estimated fair value of guaranty	961
JG Gulf Coast Town Center LLC [Member]
Guarantees [Abstract]
Guaranteed percentage of the third party's construction loan and bond line of credit (the loans) (in hundredths)	100.00%
Initial maximum guaranteed amount of third party's construction loan	6,786
Percentage of interest owned in unconsolidated affiliate (in hundredths)	50.00%
Total amount outstanding on the loans	6,786
York Town Center LP [Member]
Guarantees [Abstract]
Initial maximum guaranteed amount of third party's construction loan	22,000
Annual reductions to the guarantor's obligations	800
Guaranteed minimum exposure amount	10,000
Percentage of interest owned in unconsolidated affiliate (in hundredths)	50.00%
Guaranteed amount of the outstanding loan	$ 17,200
Percentage of guaranty obligation agreed to be reimbursed by joint venture partner (in hundredths)	50.00%